Derivatives and hedging activities (Details 5) (CHF) In Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Credit protection sold/purchased
Credit protection sold	(952,263)	(961,455)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(615,154)	(662,800)
Credit protection purchased	573,465	619,312
Net credit protection (sold)/purchased	(41,689)	(43,488)
Other protection purchased	60,379	66,169
Fair value of credit protection sold	(995)	(1,233)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(434,006)	(467,460)
Credit protection purchased	414,518	450,139
Net credit protection (sold)/purchased	(19,488)	(17,321)
Other protection purchased	46,451	49,008
Fair value of credit protection sold	2,314	975
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(181,148)	(195,340)
Credit protection purchased	158,947	169,173
Net credit protection (sold)/purchased	(22,201)	(26,167)
Other protection purchased	13,928	17,161
Fair value of credit protection sold	(3,309)	(2,208)
Single-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(113,653)	(115,191)
Credit protection purchased	112,392	113,546
Net credit protection (sold)/purchased	(1,261)	(1,645)
Other protection purchased	9,283	10,305
Fair value of credit protection sold	(2,163)	(2,390)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(501,501)	(547,609)
Credit protection purchased	461,073	505,766
Net credit protection (sold)/purchased	(40,428)	(41,843)
Other protection purchased	51,096	55,864
Fair value of credit protection sold	1,168	1,157
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(96,525)	(90,718)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(423,201)	(468,223)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(95,428)	(103,859)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(337,109)	(298,655)
Credit protection purchased	310,710	270,936
Net credit protection (sold)/purchased	(26,399)	(27,719)
Other protection purchased	37,501	30,592
Fair value of credit protection sold	(5,212)	(5,853)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(272,100)	(238,372)
Credit protection purchased	248,715	215,052
Net credit protection (sold)/purchased	(23,385)	(23,320)
Other protection purchased	21,159	14,480
Fair value of credit protection sold	(3,942)	(4,765)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(65,009)	(60,283)
Credit protection purchased	61,995	55,884
Net credit protection (sold)/purchased	(3,014)	(4,399)
Other protection purchased	16,342	16,112
Fair value of credit protection sold	(1,270)	(1,088)
Multi-name instruments | Sovereigns
Credit protection sold/purchased
Credit protection sold	(21,952)	(15,425)
Credit protection purchased	20,941	14,589
Net credit protection (sold)/purchased	(1,011)	(836)
Other protection purchased	696	643
Fair value of credit protection sold	(854)	(636)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(315,157)	(283,230)
Credit protection purchased	289,769	256,347
Net credit protection (sold)/purchased	(25,388)	(26,883)
Other protection purchased	36,805	29,949
Fair value of credit protection sold	(4,358)	(5,217)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(25,647)	(27,257)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(265,068)	(227,007)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(46,394)	(44,391)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(122,172)	(117,975)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(688,269)	(695,230)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(141,822)	(148,250)